Cover Page	Oct. 28, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 28, 2022
Entity Registrant Name	Redwire Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39733
Entity Tax Identification Number	98-1550429
Entity Address, Address Line One	8226 Philips Highway, Suite 101
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32256
City Area Code	650
Local Phone Number	701-7722
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001819810
Current Fiscal Year End Date	--12-31
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	RDW
Security Exchange Name	NYSE
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants, each to purchase one share of Common Stock
Trading Symbol	RDW WS